Related Party Transactions - Schedule of Break-Out of this Net Balance Due (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FGR-BPL [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	$ (4,095,827)
Due to related party		$ (3,887,334)
Future Global Resources Limited (“FGR”) [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	2,164,636
Due to related party		1,762,907
Blue International Holdings Limited (“BIHL”) [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	2,437,041
Due to related party		23,314
Related Party [Member]
Schedule of Break-Out of this Net Balance Due [Line Items]
Due from related party	$ 505,850
Due to related party		$ (2,101,113)